SUPPLEMENTAL INFORMATION - Cash Flow (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Operating activities:
Net income	$ 643	$ 231	$ 1,334	$ 841
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments			494	538
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments			419	478
Loss on disposal of assets			3	0
Undistributed income (loss) of unconsolidated subsidiaries			5	(4)
Other non-cash items			150	109
Changes in operating assets and liabilities:
Provisions			(144)	(85)
Deferred income taxes			(445)	7
Trade and financing receivables related to sales, net			55	448
Inventories, net			(1,058)	(848)
Trade payables			(501)	(35)
Other assets and liabilities			(456)	(253)
Net cash provided by (used in) operating activities			(144)	1,196
Investing activities:
Additions to retail receivables			(3,027)	(3,040)
Collections of retail receivables			3,218	3,029
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments			10	3
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments			(325)	(293)
Expenditures for assets under operating leases and assets sold under buy-back commitments			(944)	(959)
Other			41	265
Net cash used in investing activities			(1,027)	(995)
Financing activities:
Proceeds from long-term debt			9,986	11,298
Payments of long-term debt			(10,190)	(12,439)
Net increase in other financial liabilities			235	219
Dividends paid			(280)	(240)
Other			(45)	(156)
Net cash used in financing activities			(294)	(1,318)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash			(173)	(262)
Decrease in cash and cash equivalents and restricted cash			(1,638)	(1,379)
Cash and cash equivalents and restricted cash, beginning of year			5,803	6,200
Cash and cash equivalents and restricted cash, end of period	4,165	4,821	4,165	4,821
Industrial Activities
Operating activities:
Net income	643	231	1,334	841
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments			492	535
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments			235	293
Loss on disposal of assets			3	0
Undistributed income (loss) of unconsolidated subsidiaries			(32)	(147)
Other non-cash items			110	80
Changes in operating assets and liabilities:
Provisions			(133)	(88)
Deferred income taxes			(503)	(8)
Trade and financing receivables related to sales, net			(38)	(56)
Inventories, net			(1,395)	(1,186)
Trade payables			(416)	(10)
Other assets and liabilities			(506)	(306)
Net cash provided by (used in) operating activities			(849)	(52)
Investing activities:
Additions to retail receivables			0	0
Collections of retail receivables			0	0
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments			10	3
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments			(323)	(288)
Expenditures for assets under operating leases and assets sold under buy-back commitments			(404)	(505)
Other			(2)	696
Net cash used in investing activities			(719)	(94)
Financing activities:
Proceeds from long-term debt			1,315	616
Payments of long-term debt			(735)	(1,242)
Net increase in other financial liabilities			(18)	23
Dividends paid			(280)	(240)
Other			(45)	(156)
Net cash used in financing activities			237	(999)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash			(158)	(207)
Decrease in cash and cash equivalents and restricted cash			(1,489)	(1,352)
Cash and cash equivalents and restricted cash, beginning of year			4,553	4,901
Cash and cash equivalents and restricted cash, end of period	3,064	3,549	3,064	3,549
Financial Services
Operating activities:
Net income	82	92	268	297
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments			2	3
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments			184	185
Loss on disposal of assets			0	0
Undistributed income (loss) of unconsolidated subsidiaries			(20)	(25)
Other non-cash items			40	29
Changes in operating assets and liabilities:
Provisions			(11)	3
Deferred income taxes			58	15
Trade and financing receivables related to sales, net			96	513
Inventories, net			337	338
Trade payables			(89)	(36)
Other assets and liabilities			51	55
Net cash provided by (used in) operating activities			916	1,377
Investing activities:
Additions to retail receivables			(3,027)	(3,040)
Collections of retail receivables			3,218	3,029
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments			0	0
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments			(2)	(5)
Expenditures for assets under operating leases and assets sold under buy-back commitments			(540)	(454)
Other			23	(470)
Net cash used in investing activities			(328)	(940)
Financing activities:
Proceeds from long-term debt			8,671	10,682
Payments of long-term debt			(9,455)	(11,197)
Net increase in other financial liabilities			253	196
Dividends paid			(211)	(129)
Other			20	39
Net cash used in financing activities			(722)	(409)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash			(15)	(55)
Decrease in cash and cash equivalents and restricted cash			(149)	(27)
Cash and cash equivalents and restricted cash, beginning of year			1,250	1,299
Cash and cash equivalents and restricted cash, end of period	$ 1,101	$ 1,272	$ 1,101	$ 1,272